As filed with the Securities and
Exchange Commission
Registration No. 333-51824
---


S E C U R I T I E S   A N D   E X
C H A N G E   C O M M I S S I
O N
 Washington, D.C.  20549


 POST-EFFECTIVE AMENDMENT
NO. 1
            to
       F O R M  S-6

FOR REGISTRATION UNDER THE
SECURITIES ACT OF 1933
  OF SECURITIES OF UNIT
INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2


A.   Exact Name of Trust:

 TAX EXEMPT SECURITIES TRUST,
    National Trust 251

B.   Name of Depositor:
SALOMON SMITH BARNEY INC.


C.   Complete address of depositor's
principal executive office:

SALOMON SMITH BARNEY INC.
   388 Greenwich Street
New York, New York  10013


D.   Name and complete address of
agent for service:


     MICHAEL KOCHMANN

     Salomon Smith Barney Inc.

     300 First Stamford Place, 4th
Floor

     Stamford, Connecticut  06902



It is proposed that this filing will
become effective November 29, 2002
pursuant to paragraph (b) of Rule 485.
---

             TAX
    EXEMPT
            SECURI
    TIES
    TRUST



      National Trust 251



    U n i t   I n v e s t
    m e n t   T r u s t s




     The Tax Exempt
     Securities Trust
     is sponsored by
     Salomon Smith
     Barney Inc. and
     consists of one
     separate unit
     investment trust:
     National Trust
     251.  The trust
     contains a fixed
     portfolio of long
     term municipal
     bonds.  The
     interest income
     of these bonds is
     generally
     exempt from
     Federal income
     tax.



    The initial public offering of
    Units in the Trusts has been
    completed.  The Units offered
    hereby are issued and
    outstanding Units which have
    been acquired by the Sponsor
    either by purchase from the
    Trustee of Units tendered for
    redemption or in the secondary
    market.  The price at which the
    Units offered hereby were
    acquired was not less than the
    Redemption Price determined as
    described in Part B.


    Read and retain this Prospectus
    for future reference.


    The Securities and Exchange
    Commission has not approved or
    disapproved these Securities or
    passed upon the adequacy of this
    prospectus.  Any representation
    to the contrary is a criminal
    offense.



    Prospectus dated November 29,
    2002


    Note:  Part A may not be
    distributed unless accompanied
    by Part B.

   TAX EXEMPT SECURITIES
  TRUST
  INVESTMENT SUMMARY AS OF
  November 29, 2002
  ---


  Use this Investment Summary to help
  you decide whether the portfolios
  comprising the Tax Exempt Securities
  Trust are right for you.  More detailed
  information can be found in Part B in
  this prospectus.

  Investment Objective

  Each of the trusts seeks to pay investors monthly distributions of tax exempt interest income while conserving their capital. The Sponsor has selected a fixed portfolio of municipal bonds intended to achieve these goals. There is, of course, no guarantee that the Trust's objectives will be achieved.

  Investment Strategy

  All of the bonds in each of the trusts
  were rated A or better by Standard &
  Poor's, Moody's or Fitch at the time of
  deposit.  State designated trusts
  primarily contain bonds issued by the
  state for which the trust is named or
  counties, municipalities, authorities or political subdivisions of that state.

  Taxes

  Interest on all of the bonds in each of
  the trusts is generally exempt from
  regular Federal income taxes.  Each of
  the bonds in the trusts received an
  opinion from bond counsel rendered on
  the date of issuance confirming its tax
  exempt status.

  Risk Factors

  Holders can lose money by investing in
  these trusts. The value of the units and the bonds held in the portfolio can each decline in value. An investment in units of a trust should be made with an understanding of the following risks:

       Municipal bonds are long-term
       fixed rate debt obligations that
       decline in value with increases
       in interest rates, an issuer's
       worsening financial condition
       or a drop in bond ratings.

       Investors will receive early
  returns or principal when bonds are
  called or sold before they mature.
  Investors may not be able to reinvest the money they receive at as high a yield or as long a maturity.

       The municipal bonds could lose
  their tax-exempt status either due to
  future legislation or due to the failure of a public issuer of a bond (or private guarantor) to meet certain conditions imposed by various tax laws.

       The default of an issuer of a
  municipal bond in making its payment
  obligation could result in the loss of
  interest income and/or principal to
  investors.

       Since the portfolio of each of
  the trusts is fixed and "not managed",
  in general the Sponsor can only sell
  bonds at a trust's termination or in order to meet redemptions. As a result, the price at which a bond is sold may not be the highest price it attained during the life of a trust.

  The Public Offering Price

  The Public Offering Price per unit is
  calculated by:

       dividing the aggregate bid price
  of the underlying bonds in a trust by the number of units outstanding adding a sales charge of 5.00%
  (5.263% of the aggregate bid price of
  the bonds per unit) for the National
  Trust 251.

  Market for Units

  The Sponsor currently intends to
  repurchase units from holders at prices
  based upon the aggregate bid price of
  the underlying bonds.  The Sponsor is
  not obligated to maintain a market and
  may stop doing so without prior notice
  for any business reason. If the Sponsor stops repurchasing units, a unit holder may dispose of its units by redemption.
  The price received from the Trustee by
  the unit holder for units being redeemed is also based upon the aggregate bid price of the underlying bonds. Units can be sold at any time to the Sponsor or the Trustee without fee or penalty.

         TAX EXEMPT SECURITIES TRUST
      NATIONAL TRUST 251
     SUMMARY OF ESSENTIAL
INFORMATION AS OF JANUARY 10, 2002

                Sponsor: SALO
                         MON
                         SMIT
                         H
                         BARN
                         EY
                         INC.
                Trustee:
JPMORGAN CHASE BANK
                Evaluator:
KENNY S&P EVALUATION SERVICES

  ---


  Principal Amount of Securities in
  Trust
  $
  8,000,000
  Number of Units

  8,000
  Fractional Undivided Interest in
  Trust per Unit

  1/8,000
  Minimum Value of Trust:
       Trust may be terminated if
  Principal Amount is less than
  $
  4,000,000
  Principal Amount of Securities in
  Trust per Unit
  $
  1,000.00
  Public Offering Price per Unit #*
  $
  1,058.22
  Sales Charge (5% of Public Offering
  Price)#

        52.91
  Approximate Redemption and
  Sponsor's Repurchase Price per Unit
   (per Unit Bid Price of
  Securities)#**
            $
            1,005.3

  Calculation of Estimated Net Annual
  Income per Unit:
            Estimated Annual
  Income per Unit

            $
            59.77
            Less Estimated
  Annual Expenses per Unit


                   1.93
            Estimated Net Annual
  Income per Unit

            $
            57.84

  Monthly Income Distribution per
  Unit
            $
            4.82
  Daily Rate (360 day basis) of
  Income Accrual per Unit

            $
            .1606
  Estimated Current Return Based on
  Public Offering Price#


            5.46%
  Estimated Long-Term Return#


            5.29%




      Percentage based on the aggregate
bid price of the bonds in the trust.

     #Subject to changes in the prices of
the underlying securities. The aggregate bid price of the securities is determined on each business day as of the Evaluation Time.

     *Plus $2.06 per Unit representing
accrued interest and the net cash on hand, accrued expenses and amounts distributable to Unit holders through the expected date of settlement (three business days after January
10, 2002).  (See "Public Offering--Offering
Price".)

     **Plus $1.26 per Unit representing
accrued interest and the net cash on hand, accrued expenses and amounts distributable to Unit holders of record as of January 7, 2002 on a pro rata basis. (See "Redemption of Units--Computation of Redemption Price per Unit".)

TAX EXEMPT SECURITIES TRUST
    SUMMARY OF ESSENTIAL
INFORMATION
   AS OF JANUARY 10, 2002
---


Sponsor

Salomon Smith
Barney, Inc.

Trustee

JPMorgan Chase
Bank

Evaluator

Kenny S&P
Evaluation
Services, a
business unit of
J.J. Kenny
Company, Inc.

Date of Deposit
and of Trust
Agreement

December 20,
2000

Mandatory
Termination
Date*

Each Trust will
terminate on the
date of maturity,
redemption, sale
or other
disposition of the
last Bond held in
the Trust.

Record Dates

The first day of
each month,
commencing
January 1, 2001

Distribution
Dates

The fifteenth day
of each month,
commencing
January 15, 2001

Evaluation Time

As of 1:00 P.M.
on the Date of
Deposit.
Thereafter, as of
4:00 P.M. New
York Time.

Evaluator's Fee

The Evaluator
will receive a fee
of $.29 per bond
per evaluation.

Sponsor's
Annual Portfolio
Supervision
Fee**

Maximum of $.25
per $1,000 face
amount of the
underlying Bonds.

__________

The Date of Deposit.  The Date of Deposit is
the date on which the Trust Agreement was
signed and the deposit with the Trustee was
made.
The actual date of termination of each Trust
may be considerably earlier (see Part B,
"Amendment and Termination of the Trust
Agreement   Termination").
     In addition to this amount, the
     Sponsor may be reimbursed for
     bookkeeping and other
     administrative expenses not
     exceeding its actual costs.

         TAX EXEMPT SECURITIES TRUST
 PORTFOLIO SUMMARY AS OF
JANUARY 10, 2002

National

Trust 251
Number of municipal bonds (from 14 states for the National Trust)

                                                 21

                                                Number of bonds issued with "original
issue discount"

                                                 16

                                                Average life to maturity of the Bonds in
the Trust (in years)

                                                26.7



Percentages

General obligation bonds backed by the
taxing power of that issuer

                                                6.3%
Bonds not supported by the issuer's power to
levy tax

                                                93.7%

The bonds derived their income from the
following primary source:
capital improvement facilities

                                                6.5%
educational facilities

                                                 11.4%
hospital and health care facilities

                                                39.0
                                                 *
housing facilities

                                                14.7%
pollution control facilities

                                                3.1%
power facilities

                                                3.6%
public improvement facilities

                                                6.7%

transportation facilities

                                                5.6%
various purpose

                                                3.1%

The bonds in the trust are rated as follows:
Standard & Poor's
   AAA

    9.1%
   A

        69.2%
          Total

        78.3%
Moody's
   Aa

    6.5%
   A

        15.2%
          Total

        21.7%
The following insurance companies have
insured the bonds in the trust as to
timely payment of principal and interest:
ACA
 36.7%
AMBAC
   5.6%

MBIA
        3.6%
          Total
        45.9%

_______
Percentage based on the aggregate bid
price of the bonds in the trust.
The trust is considered to be
"concentrated" in a particular category
when bonds of that type make up 25%
 or more of the portfolio.

     TAX EXEMPT SECURITIES
     TRUST
     FEE TABLE FOR NATIONAL
     TRUST 251
     ---
     This Fee Table is intended to help
     you to understand the costs and
     expenses that you will bear
     directly or indirectly.  See Public
     Sale of Units and Expenses and
     Charges.  Although each Trust is
     a unit investment trust rather
     than a mutual fund, this
     information is presented to
     permit a comparison of fees.
     ---


       January 10, 2002

     Unitholder Transaction
     Expenses
     As a % of Public
     Amounts
     Offering Price
     per Unit
         Maximum Sales Charge
     Imposed on Purchase
         (as a percentage of
     offering price)

         5.00%
         $52.91
         Maximum Sales Charge
     Imposed on Reinvested
     Dividends

         0.0%
         $  0.0
         Reimbursement to
     Sponsor for Estimated
     Organization Costs

         .236%
         $  2.50

     Estimated Annual Trust
     Operating Expenses
     (as a percentage of average
     net assets)
     As a % of
     Amounts
         Net Assets
     per Unit

         Trustee's Fee
            .127%
         $1.28
         Other Operating Expenses
            .040%
         $  .40
            Maximum Portfolio
     Supervision, Bookkeeping and
              Administrative Fees
              .025%
         $  .25
            Total
              .192%
         $1.93







TAX EXEMPT SECURITIES TRUST
---









         FINANCIAL AND STATISTICAL
INFORMATION
Selected data for each Unit outstanding



                            Inco
me
Principal
                              Uni
ts                         Net Asset
                            Distrib
utions
Distributions
              Period EndedOutstanding
                             Value
Per Unit
                           Per Unit
                              Per
Unit
                             <C
>                             <C
>
              December 20, 2000
                8,000
              $
              968.24
              $
              -
              $
              -

              October 31, 2001
                8,000
              $
              1,031.40
              $
              45.14
              $
              -

---




INDEPENDENT AUDITORS' REPORT
    To the Unit Holders, Sponsor and
Trustee of
    Tax Exempt Securities Trust, National
Trust 251:

    We have audited the accompanying
statement of assets and liabilities of Tax
Exempt Securities Trust, National Trust 251, including the portfolio of securities, as of October 31, 2001, and the related statements of operations and changes in net assets for the period from December 20, 2000 (date of deposit) to October 31, 2001. These financial statements are the responsibility of the Trustee (see Note 5). Our responsibility is to express an opinion on these financial statements based on our audit.
    We conducted our audit in accordance
with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax Exempt Securities Trust, National Trust
251 as of October 31, 2001, and the results of its operations and changes in its net assets for the period from December 20, 2000 (date of deposit) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



    KPMG  LLP
New York, New York
June 10, 2002

         TAX EXEMPT SECURITIES
TRUST
    NATIONAL TRUST 251
 STATEMENT OF ASSETS AND
LIABILITIES
     October 31, 2001
---


          ASSETS
Investments in tax exempt bonds, at
market value
(Cost $7,785,913) (Note 3 to Portfolio
of Securities)

    $
     8,211,484
Accrued interest


       164,652
    Total Assets

    $
     8,376,136

LIABILITIES AND NET ASSETS

Overdraft payable

    $
       123,108
Accrued expenses


                                                         1,791
    Total Liabilities


       124,899

Net Assets (8,000 units of fractional
undivided interest outstanding):
    Original cost to investors (Note 1)

    $
     8,189,898
    Less initial underwriting
commission (sales charge)
     (Note 1)


       383,985
    Less - organization costs (Note 6)


            20,000



    7,785,913
    Net unrealized market
appreciation


       425,57



    8,211,484
    Undistributed net investment
income


        39,753
Net Assets


                                                  8,251,237
                                               Total Liabilities and Net Assets

                                               $
                                                8,376,136

Net asset value per unit

                                               $
                                               1,031.40


         STATEMENT OF OPERATIONS
For the period from December 20,
2000 (date of deposit) through October
31, 2001

   Investment Income-interest
   (Note 2)
       $
          413,080
   Less expenses:
    Trustee's fees and expenses

        10,824
    Evaluator's fees

         1,383
    Organizational expense
              20,000
       Total expenses

           32,207
    Net investment income

          380,873
   Realized and unrealized gain
   (loss) on investments:
    Net unrealized market
   appreciation

          425,571
    Net gain on investments

          425,571
    Net increase in net assets
   resulting from operations
       $
       806,444


The accompanying Notes to Financial
Statements are an integral part of these statements.

         TAX EXEMPT SECURITIES
TRUST
    NATIONAL TRUST 251
 STATEMENT OF CHANGES IN
NET ASSETS
For the period from December 20,
2000 (date of deposit) through October
31, 2001
---

  Operations:
   Net investment income
      $
      380,873
   Net increase in unrealized market
  appreciation

         425,571
   Net increase in net assets
  resulting from operations

         806,444

  Distributions to Unit Holders:
   Net investment income (Note 4)

     (361,12                                   )
   Accrued interest at date of
  deposit

        (100,99                                )
      Total Distributions

        (462,11                                )
   Increase in net assets

      344,333
  Net Assets:
   Beginning of period

    7,906,904
   End of period (including
  undistributed net
     investment income of $39,753)
      $
    8,251,237

NOTES TO FINANCIAL STATEMENTS

The original cost to the investors represents the aggregate initial public offering price as of the date of deposit (December 20, 2000), exclusive of accrued interest, computed on the basis of the aggregate offering price of the securities.
The initial underwriting commission (sales charge) was 4.70% of the aggregate Public
Offering Price (4.932% of the aggregate
offering price of the securities).
Interest income represents interest earned on the Trust's portfolio and has been recorded on the accrual basis.
No Units were redeemed by the Trustee during the period from December 20, 2000 (date of deposit) through October 31, 2001.
Interest received by the Trust is distributed to Unit holders on the fifteenth day of each month, after deducting applicable expenses.
The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal control directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust.
The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Bond included in the Trust's Portfolio of Securities on the basis set forth in Part B, "Public
Offering - Offering Price".  Under the
Securities Act of 1933, as amended (the
"Act"), the Sponsor is deemed to be issuer of the Trust's Units. As such, the Sponsor has the responsibility of issuer under the Act with respect to financial statements of the Trust included in the Registration Statement.
A portion of the Public Offering Price consists of cash in an amount sufficient to reimburse the Sponsor for the per Unit portion of all or a part of the organization and offering costs of establishing the Trust. These costs have been estimated at $2.50 per Unit for the National
Trust. A payment was made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied.
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions. These estimates affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

---

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 251 - PORTFOLIO OF
SECURITIES - October 31, 2001

---
Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)
The Public Educational Building Authority
of the City of Huntsville, Alabama A&M
University, Student Housing Revenue
Bonds, Alabama A&M University
Foundation, LLC Project, ACA Insured,
A
12/1/10 @ 101
$
550,000
$
583,968
6.15% due 6/1/2030
S.F. 6/1/21 @ 100

Housing Authority of the City of Aurora,
Colorado, Multifamily Housing Revenue
Bonds, River Falls Project,
A3*
7/1/09 @ 102
180,000
177,617
5.70% due 7/1/2029
S.F. 1/1/24 @ 100

Colorado Health Facilities Authority,
Health Facilities Revenue Bonds, The
Evangelical Lutheran Good Samaritan
A-
12/1/10 @ 102
500,000
541,580
Society Project, 6.90% due 12/1/2025
S.F. 12/1/21 @ 100

Adventist Health System/Sunbelt
Obligated Group, Orange County, Florida,
Health Facilities Authority, Hospital
A-
11/15/10 @ 101
250,000
267,677
Revenue Bonds, 6.375% due 11/15/2020
S.F. 11/15/12 @ 100

Department of Budget and Finance of the
State of Hawaii, Special Purpose Revenue
Bonds, Kapiolani Health Obligated Group,
A
7/1/06 @ 102
500,000
522,350
6.25% due 7/1/2021
S.F. 7/1/17 @ 100

Illinois Development Finance Authority,
Hospital Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group,
5.50% due 11/15/2020
A-
11/15/09 @ 101
500,000
489,025
S.F. 11/15/15 @ 100
5.65% due 11/15/2024
A-
11/15/09 @ 101
100,000
98,228
S.F. 11/15/21 @ 100

Illinois Health Facilities Authority Revenue
Bonds, Victory Health Services,
A-
8/15/07 @ 101
245,000
242,925
5.75% due 8/15/2027
S.F. 8/15/17 @ 100

Louisiana Local Government, Environmental
Facilities and Community Development
Authority Revenue Bonds, Capital Projects
and Equipment Acquisition Program, ACA
A
--
500,000
558,630
Insured, 6.55% due 9/1/2025

Massachusetts Turnpike Authority,
Metropolitan Highway System Revenue
AAA
1/1/09 @ 101
500,000
467,955
Bonds, AMBAC Insured, 4.75% due 1/1/2034
S.F. 1/1/30 @ 100

The Industrial Development Authority of
the City of Cameron, Missouri, Health
Facilities Revenue Bonds, Cameron
Community Hospital, ACA Insured,
A
12/1/10 @ 101
500,000
537,900
6.375% due 12/1/2029
S.F. 12/1/22 @ 100



---

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 251 - PORTFOLIO OF
SECURITIES - October 31, 2001
         (Continued)

---
Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

New Hampshire Higher Educational and
Health Facilities Authority Revenue Bonds,
Franklin Pierce College Issue, ACA Insured,
A
4/1/08 @ 102
$
100,000
$
97,793
5.30% due 10/1/2028
S.F. 10/1/19 @ 100

Business Finance Authority of the State of
New Hampshire, Pollution Control Refunding
Revenue Bonds, The United Illuminating
A3*
10/1/03 @ 102
250,000
 251,155
Company Project, 5.875% due 10/1/2033

New York Counties Tobacco Trust I,
Tobacco Settlement Pass-Through Bonds,
A1*
6/1/10 @ 101
235,000
256,413
6.50% due 6/1/2035
S.F. 6/1/29 @ 100

TSASC, Inc., New York, Tobacco Flexible
Aa2*
7/15/09 @ 101
500,000
 533,095
Amortization Bonds, 6.25% due 7/15/2034
S.F. 7/15/27 @ 100

Piedmont Municipal Power Agency,
South Carolina, Electric Revenue Refunding
AAA
1/1/08 @ 101
310,000
294,119
Bonds, MBIA Insured, 4.75% due 1/1/2025
S.F. 1/1/18 @ 100

County of El Paso, Texas, Housing Finance
Corporation, Multifamily Housing Revenue
Bonds, American Village Communities
A3*
12/1/10 @ 102
545,000
556,031
Projects, 6.375% due 12/1/2032
S.F. 12/1/25 @ 100

North Forest Independent School District,
Texas, Unlimited Tax Schoolhouse and
Refunding Bonds, ACA Insured,
A
2/15/06 @ 100
500,000
513,075
6.10% due 8/15/2030
S.F. 8/15/26 @ 100

Washington State Housing Finance
Commission, Nonprofit Housing Revenue
and Refunding Revenue Bonds, Presbyterian
Ministries, Incorporated Projects, ACA
A
1/1/09 @ 102
500,000
474,335
Insured, 5.45% due 1/1/2029
S.F. 7/1/19 @ 100

Washington State Housing Finance
Commission, Nonprofit Revenue Bonds,
Seattle Academy Project, ACA Insured,
A
1/1/11 @ 100
235,000
250,743
6.35% due 1/1/2031
S.F. 1/1/22 @ 100

Wisconsin Health and Educational Facilities
Authority Revenue Bonds, Kenosha Hospital
and Medical Center, Inc. Project,
A
5/15/09 @ 101
         500,000
           496,870
5.625% due 5/15/2029
S.F. 5/15/21 @ 100
$
8,000,000
$
8,211,484





The accompanying Notes are an integral part of this Portfolio.

             A-11

---

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 251 - PORTFOLIO OF
SECURITIES - October 31, 2001
         (Continued)

---



At October 31, 2001, the net unrealized market appreciation of all tax exempt bonds was comprised of the following:

Gross unrealized market appreciation
$
      425,571
Net unrealized market appreciation
$
425,571

NOTES TO PORTFOLIO OF SECURITIES:

(1)    For a description of the meaning of the
       applicable rating symbols as published by Standard & Poor's Ratings Group, a division of McGraw-Hill, Inc., Moody's
       Investors Service(*) and Fitch Investor
       Services, Inc.(**), see Part B, "Bond
       Ratings."
(2) There is shown under this heading the year in which each issue of bonds initially or currently is redeemable and the redemption price for that year; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par. "S.F." indicates a sinking fund has been or will be established with respect to an issue of bonds. The prices at which bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the bonds to the Trust.
       Certain bonds in the portfolio, including bonds not listed as being subject to redemption provisions, may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. For example, see discussion of obligations of municipal housing authorities under "Tax Exempt
       Securities Trust Portfolio" in Part B.
(3)    The market value of securities as of October
       31, 2001 was determined by the Evaluator on the basis of bid prices for the securities at such date.

             A-12
 PROSPECTUS-PART B
Note: Part B of this Prospectus may not be distributed unless accompanied by Part A


TAX EXEMPT SECURITIES TRUST

     For over 20 years, Tax Exempt Securities Trust has
specialized in quality municipal bond investments designed to meet a variety of investment objectives and tax situations. Tax Exempt Securities Trust is a convenient and cost effective alternative to individual bond purchases. Each Trust is one of a series of similar but separate unit investment trusts. Each trust is created under the laws of the State of New York by a Trust
Indenture and Agreement and related Reference Trust Agreement dated the Date of Deposit, (collectively, the "Trust Agreement"), of Salomon Smith Barney Inc. as sponsor (the "Sponsor"),
JPMorgan Chase Bank, as trustee (the "Trustee"), and Kenny
S&P Evaluation Services, Inc., a division of J.J. Kenny
Company, Inc., as evaluator (the "Evaluator"). Each National or Intermediate Term Trust is referred to herein as "a Trust," and together they are referred to as "Trusts." On the Date of Deposit, the Sponsor deposited contracts and funds (represented by a certified check or checks and/or an irrevocable letter of credit, issued by a major commercial bank) for the purchase of certain interest-bearing obligations (the "Bonds"), and/or Units of preceding  Series of Tax Exempt Securities Trust (the "Deposited
Units").   The Bonds and Deposited Units are referred to herein
collectively as the "Securities." After the deposit of the Securities and the creation of the Trusts, the Trustee delivered to the Sponsor registered certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of each Trust. The initial public offering of Units in each Trust has been completed. The Units are issued and outstanding and were acquired by the Sponsor either by purchasing Units from the Trustee which were tendered for redemption or in the secondary market. References to multiple
Trusts in Part B herein should be read as references to a single Trust if Part A indicates the creation of only one Trust.

Objectives

     A unit investment trust provides many of the same benefits as individual bond purchases. However, while receiving many of the benefits, the holder of Units (the "Holder") avoids the complexity of analyzing, selecting and monitoring a multibond portfolio. The objectives of each Trust are tax-exempt income and conservation of capital through an investment in a diversified portfolio of municipal bonds. There is no guarantee that a Trust's objectives will be achieved.

Portfolio

     The Sponsor's investment professionals select Bonds for the Trust portfolios from among the 200,000 municipal bond issues that vary according to bond purpose, credit quality and years to maturity. The following factors, among others, were considered in selecting the Bonds for each Trust: (1) whether the interest on the Bonds selected would be exempt from federal and/or state income taxes imposed on the Holders, (2) for an uninsured Trust, whether the Bonds were rated "A" or better by a major bond rating agency, (3) for an insured Trust, whether the Bonds were rated "AAA" or its equivalent by a major bond rating agency, (4) the maturity dates of the Bonds (including whether such Bonds may be called or redeemed prior to their stated maturity), (5) the diversity of the types of Bonds, and (6) the cost of the Bonds relative to what the Sponsor believes is their value.

     An Intermediate Term Trust will have a dollar-weighted average portfolio maturity of more than three years but no more than eleven years from the Date of Deposit. A National Trust not specified as to term will have a dollar weighted average portfolio maturity of more than ten years from the Date of Deposit.

The Units

     Each Unit in a Trust represents a fractional undivided interest in the principal and net income of such Trust. If any Units are redeemed after the date of this Prospectus, the principal amount of Bonds in the Trust will be reduced by an amount allocable to redeemed Units. Also, the fractional undivided interest in the Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed or until the termination of the Trust.

RISK FACTORS

     An investment in Units is subject to the following risks.

Failure of Issuers to Pay Interest and/or Principal

     The primary risk associated with an investment in Bonds is that the issuer of the Bond will default on principal and/or interest payments when due on the Bond. Such a default would have the effect of lessening the income generated by the Trust and/or the value of the Trust's Units. The bond ratings assigned by major rating organizations are an indication of the issuer's ability to make interest and principal payments when due on its bonds. Subsequent to the Date of Deposit, the rating assigned to a bond may decline. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any bond.

Original Issue Discount Bonds and Zero Coupon Bonds

     Certain of the Bonds in the Trust may be original issue discount bonds and/or zero coupon bonds. Original issue discount bonds are bonds originally issued at less than the market interest rate. Zero coupon bonds are original issue discount bonds that do not provide for the payment of current interest.
For federal income tax purposes, original issue discount on such bonds must be accrued over the terms of such bonds. On sale or redemption, the difference between (i) the amount realized (other than amounts treated as tax-exempt income), and (ii) the tax basis of such bonds (properly adjusted for the accrual of original issue discount) will be treated as taxable income, gain or loss. See "Taxes" herein.

"When Issued" and "Delayed Delivery" Bonds

     Certain Bonds in a Trust may have been purchased by the Sponsor on a "when issued" basis. Bonds purchased on a "when issued" basis have not yet been issued by their governmental entity on the Date of Deposit (although such governmental entity had committed to issue such Bonds). In the case of these and/or certain other Bonds, the delivery of the Bonds may be delayed ("delayed delivery") or may not occur.
The effect of a Trust containing "delayed delivery" or "when issued" Bonds is that Holders who purchased their Units prior to the date such Bonds are actually delivered to the Trustee may have to make a downward adjustment in the tax basis of their Units. Such downward adjustment may be necessary to account for interest accruing on such "when issued" or "delayed delivery" Bonds during the time between the Holders purchase of Units and delivery of such Bonds to a Trust.

Redemption or Sale Prior to Maturity

     Most of the Bonds in the Portfolio of a Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund or call provisions. A call or redemption provision is more likely to be exercised when the offering price valuation of a bond is higher than its call or redemption price. Such price valuation is likely to be higher in periods of declining interest rates. Certain of the Bonds may be sold or redeemed or otherwise mature. In such cases, the proceeds from such events will be distributed to Holders and will not be reinvested. Thus, no assurance can be given that a Trust will retain for any length of time its present size and composition. To the extent that a Bond was deposited in a Trust at a price higher than the price at which it is redeemable, or at a price higher than the price at which it is sold, a sale or redemption will result in a loss in the value of Units. Monthly distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to sold or redeemed bonds. The Estimated
Current Return and Estimated Long-Term Return of the Units may be adversely affected by such sales or redemptions.

Market Discount

     The Portfolio of the Trust may consist of some Bonds whose current market values were below face value on the Date of Deposit. A primary reason for the market value of such Bonds being less than face value at maturity is that the interest coupons of such Bonds are at lower rates than the current market interest rate for comparably rated Bonds. Bonds selling at market discounts tend to increase in market value as they approach maturity. A market discount tax-exempt Bond will have a larger portion of its total return in the form of taxable ordinary income (because market discount income is taxable ordinary income) and less in the form of tax-exempt income than a comparable Bond bearing interest at current market rates. See "Taxes" herein.

Risks Inherent in an Investment in Different Types of Bonds

     The Trust may contain or be concentrated in one or more of the classifications of Bonds referred to below. A Trust is considered to be "concentrated" in a particular category when the Bonds in that category constitute 25% or more of the aggregate value of the Portfolio. An investment in Units of a Trust should be made with an understanding of the risks that these investments may entail, certain of which are described below.

     General Obligation Bonds. Certain of the Bonds in the Portfolio may be general obligations of a governmental entity that are secured by the taxing power of the entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors. Some such factors are the entity's tax base, the extent to which the entity relies on federal or state aid and other factors beyond the entity's control.
     Industrial Development Revenue Bonds ("IDRs").
IDRs, including pollution control revenue bonds, are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payments of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry.

     Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will be sufficient to cover the costs associated with their bonds. It also may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are also subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

     Single Family and Multi-Family Housing Bonds.
Multi-family housing revenue bonds and single-family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from the mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations will also be affected by various economic and non-economic factors. Such factors include:
occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities. To the extent that these obligations were valued at a premium when a Holder purchased Units, any prepayment at par would result in a loss of capital to the Holder and, in any event, reduce the amount of income that would otherwise have been paid to Holders.

     Power Facility Bonds. The ability of utilities to meet their obligations with respect to revenue bonds they issue is dependent on various factors. These factors include the rates they may charge their customers, the demand for a utility's services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental regulation and decreased profits due to increasing competition.
Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. The Sponsor cannot predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to Bonds.

     Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no growth" zoning ordinances and in some cases this ability may be affected by the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

     University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors, of which an investor should be aware, are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution's ability to make payments on its own.

     Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rental bonds cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

     Capital Improvement Facility Bonds. The Portfolio of a Trust may contain Bonds which are in the capital improvement facilities category. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

     Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation on the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires more waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

     Moral Obligation Bonds.  The Trust may also include
"moral obligation" bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Thus, such a commitment generally requires appropriation by the state legislature and accordingly does not constitute a legally enforceable obligation or debt of the state. The agencies or authorities generally have no taxing power.

     Refunded Bonds. Refunded Bonds are typically secured by direct obligations of the U.S. Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

     Airport, Port and Highway Revenue Bonds. Certain facility revenue bonds are payable from and secured by the revenues from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of the airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The Sponsor cannot predict what effect conditions may have on revenues which are dependent for payment on these bonds.

     Special Tax Bonds.  Special tax bonds are payable from
and secured by the revenues derived by a municipality from a particular tax. Examples of such special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor.
Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Therefore, payment on special tax bonds may be adversely affected by a reduction in revenues realized from
the underlying special tax.    Also, should spending on the
particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

     Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located. Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

     Tobacco Settlement Revenue Bonds.  Tobacco
Settlement Revenue Bonds are secured by a state or local government's proportionate share in the Master Settlement Agreement ("MSA"). The MSA is an agreement, reached out of court in November 1998 between the attorneys general of 46 states (Florida, Minnesota, Mississippi, and Texas all settled independently) and six other U.S. jurisdictions (including the District of Columbia, Puerto Rico and Guam), and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson, and Lorillard). Subsequently 34 smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 99%. The MSA basically provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Annual payments are highly dependent on annual domestic cigarette shipments and inflation, as well as several other factors. As a result, payments made by tobacco manufacturers could be negatively impacted by a decrease in tobacco consumption over time. A market share loss by the MSA companies to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy could cause delays or reductions in bond payments.

     Certain Tobacco Settlement Revenue Bonds are issued with "turbo" redemption features. Under the turbo structure, all available excess revenues are applied as an early redemption to the designated first turbo maturity until it is completely repaid, and then to the next turbo maturity until paid in full, and so on. The result is that the returned principal creates an average maturity that could be much shorter than the legal final maturity.

     Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Therefore, additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax such as a sales tax or a property tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

     Convention Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the convention facilities category. Bonds in the convention facilities category include special limited obligation securities issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

     Correctional Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the correctional facilities category. Bonds in the correctional facilities category include special limited obligation securities issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

     Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. These Bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto
Rico is fully integrated with that of the mainland United States. During fiscal 2000, approximately 88% of Puerto Rico's exports were to the United States mainland, which was also the source of 56% of Puerto Rico's imports. In fiscal 2000, Puerto Rico experienced a $11.4 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1996 was $30.4 billion and gross product in fiscal 2000 was $41.4 billion ($34.8 billion in 1996 prices). This represents an increase in gross product of 36.3% from fiscal 1996 to 2000 (14.7% in 1996 prices).

     Average employment increased from 1,092,000 in fiscal
1996, to 1,159,470 in fiscal 2000. Average unemployment decreased from 13.8% in fiscal 1996, to 11.0% in fiscal 2000, the lowest annual unemployment rate in more than two decades.
According to the Labor Department's Household Employment
Survey, total employment decreased 0.1% from fiscal 2000 to fiscal 2001. Total monthly employment averaged 1,157,850 during fiscal 2001, compared to 1,159,466 in fiscal 2000.

     The Planning Board's gross product forecast for fiscal
2001, made in March 2001, projected an increase of 2.2% over fiscal 2000 and an increase of 2.0% for fiscal 2002. The performance of the economy during fiscal 2001 and 2002 will be effected principally by the performance of the United States economy and by the increase in oil prices and, to a lesser extent, by the level of interest rates. Since Puerto Rico is heavily dependent on oil imports for its energy needs, if the level of oil prices remain at their current high levels, this may adversely affect economic activity in Puerto Rico during fiscal 2002.

     Insurance. All of the Bonds in an insured Trust are, and certain Bonds in an uninsured Trust (the "Insured Bonds") may be, insured or guaranteed by ACA Financial Guaranty Corporation ("ACA"), Ambac Assurance Corporation
("AMBAC"), Asset Guaranty Insurance Company ("Asset
Guaranty"), Capital Markets Assurance Corp. ("CAPMAC"),
Connie Lee Insurance Company ("Connie Lee"), Financial
Guaranty Insurance Company ("Financial Guaranty"),
Financial Security Assurance Inc. ("FSA"), MBIA Insurance Corporation ("MBIA"), Radian Asset Assurance Inc. ("Radian"), or XL Capital Insurance Inc. ("XLCA") (collectively, the "Insurance Companies"). Insurance policies generally make payments only according to a bond's original payment schedule and do no make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of each of these companies, unless otherwise indicated, is rated AAA by Standard & Poor's or another acceptable national rating service. Standard & Poor's has assigned an A claims-paying ability to ACA and an AA claims-paying ability to Radian. All of the bonds in an insured Trust will be insured or guaranteed by a AAA-rated insurer as of the Date of Deposit. The ratings are subject to change at any time at the discretion of the rating agencies.

     The cost of this insurance is borne either by the issuers or previous owners of the bonds. The Sponsor does not insure the bonds in conjunction with their deposit in a Trust and makes no representations with regard to the adequacy of the insurance covering any of the Insured Bonds. The insurance policies are non-cancellable and will continue in force so long as the bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Insured Bonds. However, the insurance policies do not guarantee the market value of the Insured Bonds or the value of the Units. The above information relating to the Insurance Companies has been obtained from publicly available information. No representation is made as to the accuracy or adequacy of the information or as to the absence of material adverse changes since the information was made available to the public.

     The following are brief descriptions of certain of the insurance companies that may insure or guarantee certain Bonds.
The financial information presented for each company has been determined on a statutory basis and is unaudited, unless otherwise indicated.

     ACA is a wholly-owned subsidiary of American Capital
Access Holdings, Incorporated. ACA is a Maryland domiciled financial guaranty insurance company with its principal office in New York. ACA is licensed in all 50 states, the District of Columbia, Guam, Puerto Rico and the United States Virgin
Islands. ACA was initially capitalized in 1997, with $117,000,000 in policyholders' surplus. Additionally, Zurich Reinsurance (North America) Inc. has provided a $50,000,000 soft capital facility and Capital Reinsurance Co. has written ACA a $75,000,000 excess of loss soft capital facility. Standard & Poor's and Fitch Ratings have assigned an A claims-paying ability to ACA. As of December 31, 2001, ACA had admitted assets of $238.3 million, total liabilities of $131.5 million and total surplus as regards to policyholders of $76.0 million, as determined in accordance with statutory accounting practices prescribed or permitted by the Maryland Insurance
Administration.

     AMBAC is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with total assets of approximately $5,303,205,143 and total liabilities of approximately $2,733,034,006 as of December 31, 2001.
Standard & Poor's, Moody's and Fitch Ratings have each assigned a triple-A claims-paying ability rating to AMBAC.
AMBAC has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its financial guaranty insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the Obligor of the Obligations.

     Asset Guaranty, a wholly-owned subsidiary of Enhance
Financial Services Group Inc., is now owned by Radian Group
Inc. (see Radian below).

     CAPMAC commenced operations in December 1987, as the second mono-line financial guaranty insurance company (after FSA) organized solely to insure non-municipal obligations. CAPMAC, a New York corporation, is a wholly-owned subsidiary of CAPMAC Holdings, Inc. (CHI), which was sold in 1992 by Citibank (New York State) to a group of 12 investors led by the following: Dillon Read's Saratoga Partners II; L.P. (Saratoga), an acquisition fund; Caprock Management, Inc., representing Rockefeller family interests; Citigrowth Fund, a Citicorp venture capital group; and CAPMAC senior management and staff. These groups controlled approximately
70% of the stock of CHI. In 1998, CAPMAC merged with MBIA
(see MBIA below).

     Connie Lee, a Wisconsin stock insurance corporation, is a wholly-owned subsidiary of Connie Lee Holdings, Inc. (formerly Construction Loan Insurance Corporation, and herein, "Holdings"). On December 18, 1997, AMBAC acquired all of the outstanding capital stock of Holdings. Holdings and Connie Lee are now wholly owned subsidiaries of AMBAC (see
AMBAC above).

     FGIC is a wholly-owned subsidiary of FGIC
Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against FGIC. FGIC is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of December
31, 2001, the total capital and surplus of FGIC was approximately $1.002 billion. FGIC prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles.

     FSA is a New York domiciled insurance company and a wholly-owned subsidiary of Financial Security Assurance
Holdings Ltd. ("Holdings"). Holdings is an indirect subsidiary of Dexia, S.A., a publicly held Belgian corporation. Dexia, S.A., through its bank subsidiaries, is primarily engaged in the business of public finance in France, Belgium and other European countries. No shareholder of Holdings or FSA is liable for the obligations of FSA. At December 31, 2001, FSA had approximately $3.2 billion of claims-paying resources to support its high-quality, diversified portfolio of insured securities. Total assets as of December 31, 2001, exceed $4.3 billion.

     MBIA is the principal operating subsidiary of MBIA
Inc., a New York Stock Exchange listed company (the
"Company"). The Company is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New
York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has three branches, one in the Republic of France, one in the Republic of Singapore and one in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by MBIA, changes in control and transactions among affiliates. Additionally, MBIA is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time. As of December 31, 2001, MBIA had admitted assets of $8.5 billion (audited), total liabilities of $5.6 billion (audited), and total capital and surplus of $2.9 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2002, MBIA had admitted assets of $8.6 billion, total liabilities of $5.7 billion and total capital and surplus of $2.9 billion as determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

     Radian, formerly known as Asset Guaranty, was founded in 1988 and is a wholly-owned subsidiary of Radian
Group Inc., a credit enhancement and mortgage services provider to the financial and capital markets. As of December 31, 2001, Radian Group Inc. had a market capitalization of approximately $4.1 billion. Radian is rated AA by Standard & Poor's and Fitch Ratings and provides financial guaranty insurance and reinsurance to the holders of debt obligations and asset-backed securities.

     XLCA is a New York-domiciled, financial guarantee insurance company. As of March 31, 2001, XLCA had $92.0 million of capital. XLCA is an indirect subsidiary of XL Capital
Ltd., which as of March 31, 2001, had $17.6 billion in assets and $5.7 billion in shareholders' equity. XLCA is rated AAA by Standard & Poor's and Fitch Ratings.

     The above financial information relating to the Insurance Companies has been obtained from publicly available information. No representation is made as to the accuracy or adequacy of the information or as to the absence of material adverse changes since the information was made available to the public.

     Litigation and Legislation.  To the best knowledge of
the Sponsor, there is no litigation pending as of the Initial Date in respect of any Bonds which might reasonably be expected to
have a material adverse effect upon the Trust.   At any time after
the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, with respect to Bonds in the Trust. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that the Bond has been validly issued and that the interest thereon is exempt from federal income tax. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds.

     Tax Exemption. From time to time Congress considers proposals to tax the interest on state and local obligations, such as the Bonds. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could adversely affect an investment in Units. See "Taxes" herein for a more detailed discussion concerning the tax consequences of an investment in Units. Holders are urged to consult their own tax advisers.

     Estimated Current Return and Estimated Long-Term
Return. The Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual
Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds; therefore, there is no assurance that the Estimated Current Return quoted for a Trust will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return quoted for a Trust will be realized in the future.
The Estimated Current Return and Estimated Long Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the date set forth in Part A "Summary of Essential Information."

TAXES

     This is a general discussion of some of the income tax consequences of the ownership of the Units. It applies only to investors who hold the Units as capital assets. It does not discuss rules that apply to investors subject to special tax treatment, such as securities dealers, financial institutions, insurance companies, tax-exempt organizations or anyone who holds the Units as part of a hedge or straddle.

The Bonds

     In the opinions of bond counsel delivered on the dates the Bonds were issued (or in opinions to be delivered, in the case of when issued Bonds), the interest on the Bonds is excludable from gross income for regular federal income tax purposes under the law in effect at that time (except in certain circumstances because of the identity of the holder). However, interest on the Bonds may be subject to state and local taxes. The Sponsor and Paul, Hastings, Janofsky & Walker LLP have not made and will not make any review of the procedures for the issuance of the Bonds or the basis for these opinions.

     In the opinions of bond counsel referred to above, none of the interest received on the Bonds at the time of issuance is subject to the alternative minimum tax for individuals. However, the interest is includible in the calculation of a corporation's alternative minimum tax.

     In the case of certain Bonds, the opinions of bond counsel indicate that interest received by a substantial user of the facilities financed with proceeds of the Bonds, or persons related thereto, will not be exempt from regular federal income tax, although interest on those Bonds received by others generally would be exempt. The term substantial user includes only a person whose gross revenue derived with respect to the facilities financed by the issuance of the Bonds is more than 5% of the total revenue derived by all users of those facilities, or who occupies more than 5% of the usable areas of those facilities or for whom those facilities or a part thereof were specifically constructed, reconstructed or acquired. Related persons are defined to include certain related natural persons, affiliated corporations, partners and partnerships. Similar rules may be applicable for state tax purposes.

     The opinions of bond counsel are limited to the law existing at the time the Bonds were issued and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their dates of issuance, as a result of possible changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the bonds) to comply with certain ongoing requirements. Failure to meet these requirements could cause the interest on the Bonds to become taxable, thereby reducing the value of the Bonds, subjecting holders of the Bonds to unanticipated tax liabilities and possibly requiring the Trustee to sell the Bonds at reduced values.

     The Sponsor and Paul, Hastings, Janofsky & Walker
LLP have not made any investigation as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt private activity bonds, or the facilities themselves and it is not possible to give any assurance that future events will not affect the tax-exempt status of the Bonds.

     From time to time Congress considers proposals to tax the interest on state and local obligations such as the Bonds and it can be expected that similar proposals, including proposals for a flat tax or consumption tax, may be introduced in the future. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted, could adversely affect an investment in Units. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust.

     As of the date of this prospectus, legislation passed in 2001 will phase in lower personal income tax rates under federal law over the next several years. Under lower personal income tax rates on interest income, the benefit of the tax-exempt status of the Bonds held by the Trusts is relatively less than the benefit that would exist under higher tax rates. Investors should be aware of this change in tax rates given that the interest rates on the Bonds generally are lower than interest rates on similar taxable bonds.

     Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

The Trust

     In the opinion of Paul, Hastings, Janofsky & Walker
LLP, special counsel for the Sponsor, under existing law as of the date of this Prospectus:

          The Trusts are not associations
     taxable as corporations for federal income tax purposes and the interest on the Bonds that is excludible from federal gross income when received by the Trusts will be excludible from the federal gross income of the Holders. Any proceeds paid under the insurance policies described above issued to the Trusts with respect to the Bonds and any proceeds paid under individual policies obtained by issuers of Bonds or other parties that represent maturing interest on defaulted obligations held by the Trusts will be excludible from federal gross income to the same extent as such interest would have been excludible if paid in the normal course by the issuer of the defaulted obligations.

          Each Holder will be considered the
     owner of a pro rata portion of the Bonds and any other assets held in the Trust under the grantor trust rules of the Code. Each Holder will be considered to have received its pro rata share of income from Bonds held by the Trust on receipt by the Trust (or earlier accrual, depending on the Holder's method of accounting and depending on the existence of any original issue discount on the Bonds) and each Holder will have a taxable event when an underlying Bond is disposed of (whether by sale, redemption, or payment at maturity) or when the Holder sells, exchanges or redeems its Units.

     The opinion of Paul, Hastings, Janofsky & Walker LLP, which is set forth above, as to the tax status of the Trusts is not affected by the provision of the Trust Agreement that authorizes the acquisition of Replacement Bonds or by the implementation of the option automatically to reinvest principal and interest distributions from the Trusts pursuant to the Reinvestment Programs, described under "Reinvestment Programs." However, reinvestment does not avoid a taxable event that otherwise occurs.

Other Tax Issues

     The Trust may contain Bonds issued with original issue discount. Holders are required to accrue tax-exempt original issue discount by using the constant interest method provided for the holders of taxable obligations and to increase the basis of a tax-exempt obligation by the amount of any accrued tax-exempt original issue discount. These provisions are applicable to obligations issued after September 3, 1982, and acquired after March 1, 1984. The Trust's tax basis (and the Holder's tax basis) in a Bond is increased by any tax-exempt accrued original issue discount. For Bonds issued after June 9, 1980, that are redeemed prior to maturity, the difference between the Trust's basis, as adjusted and the amount received will be taxable gain or loss to the Holders.

     Holders should consult their own tax advisors with respect to the state and local tax consequences of owning original issue discount bonds. It is possible that in determining state and local taxes, interest on tax-exempt bonds issued with original issue discount may be deemed to be received in the year of accrual even though there is no corresponding cash payment.

     The total cost of a Unit to a Holder, including sales charge, is allocated among the Bonds held in the Trust (in proportion to the values of each Bond) in order to determine the Holder's per Unit tax basis for each Bond. The tax basis reduction requirements of the Code relating to amortization of bond premium discussed below will apply separately to the per Unit cost of each such Bond.

     A Holder will be considered to have purchased its pro rata interest in a Bond at a premium when it acquires a Unit if its tax cost for its pro rata interest in the Bond exceeds its pro rata interest in the Bond's face amount (or the issue price plus accrued original issue discount of an original issue discount bond). The Holder will be required to amortize any premium over the period remaining before the maturity or call date of the Bond. Amortization of premium on a Bond will reduce a Holder's tax basis for its pro rata interest in the Bond, but will not result in any deduction from the Holder's income. Thus, for example, a Holder who purchases a Unit at a price that results in a Bond premium and resells it at the same price will recognize taxable gain equal to the portion of the premium that was amortized during the period the Holder is considered to have held such interest.

     Bond premium must be amortized under the method the Holder regularly employs for amortizing bond premium
(assuming such method is reasonable). With respect to a callable bond, the premium must be computed with respect to the call price and be amortized to the first call date (and successively to later call dates based on the call prices for those dates).

     Gain or loss realized on a sale, maturity or redemption of the Bonds or on a sale or redemption of a Unit is includible in gross income for federal, state and local income tax purposes.
That gain or loss will be capital gain or loss, assuming that the Unit is held as a capital asset, except for any accrued interest, accrued original issue discount or accrued market discount.
When a Bond is sold by the Trust, taxable gain or loss will be realized by the Holder equal to the difference between (i) the amount received (excluding the portion representing accrued interest) and (ii) the adjusted basis (including any accrued original issue discount). Taxable gain or loss will also result if a Unit is sold or redeemed for an amount different from its adjusted basis to the Holder. The amount received when a Unit is sold or redeemed is allocated among all the Bonds in the Trust in the same manner if the Trust had disposed of the Bonds, and the Holder may exclude accrued interest, including any accrued original issue discount, but not amounts attributable to market discount. The return of a Holder's tax basis is otherwise a tax-free return of capital.

     A Holder may acquire its Units or the Trust may acquire Bonds at a price that represents a market discount for the Bonds. Bonds purchased at a market discount tend to increase in market value as they approach maturity, when the principal amount is payable, thus increasing the potential for taxable gain (or reducing the potential for loss) on their redemption, maturity or sale. Gain on the disposition of a Bond purchased at a market discount generally will be treated as taxable ordinary income, rather than capital gain, to the extent of any accrued market discount.

     Long-term capital gains realized by non-corporate
Holders (with respect to Units and Bonds held for more than one year) will be taxed at a maximum federal income tax rate of 20% (10% if the non-corporate Holder is, and would be after accounting for such gains, eligible for the 10% or 15% tax bracket for ordinary income), while ordinary income and short-term capital gains received by non-corporate Holders will be taxed at a maximum federal income tax rate of 38.6%. These rates are scheduled to change over time under legislation passed in 2001. Beginning in the year 2001, for Holders in the 10% or 15% tax bracket for ordinary income (or in the year 2006, for Holders in tax brackets higher than 15% for ordinary income), capital gains realized with respect to Units and Bonds held for more than five years may be subject to a reduced rate of long-term capital gains tax. The deductibility of capital losses is limited to the amount of capital gain; in addition, up to $3,000 of capital losses of non-corporate Holders ($1,500 in the case of married individuals filing separate returns) may be deducted against ordinary income. Since the proceeds from the sale of Bonds, under certain circumstances, may not be distributed pro rata, a Holder's taxable income or gain for any year may exceed its actual cash distributions in that year.

     If the Trust purchases any units of a previously issued unit investment trust series, based on the opinion of counsel with respect to such series, the Trust's pro rata ownership interest in the bonds of such series, (or any previously issued series) will be treated as though it were owned directly by the Trust.

     Among other things, the Code provides for the following: (1) interest on certain private activity bonds is an item of tax preference included in the calculation of alternative minimum tax, however, bond counsel has opined that none of the Bonds in the Trust are covered by this provision; (2) 75% of the amount by which adjusted current earnings (including interest on all tax-exempt bonds) exceed alternative minimum taxable income, as modified for this calculation, will be included in corporate alternative minimum taxable income; (3) subject to certain exceptions, no financial institution is allowed a deduction for interest expense allocable to tax-exempt interest on bonds acquired after August 7, 1986; (4) the amount of the deduction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies; (5) an issuer must meet certain requirements on a continuing basis in order for interest on a bond to be tax-exempt, with failure to meet such requirements resulting in the loss of tax exemption; and (6) the branch profits tax on U.S. branches of foreign corporations may have the effect of taxing a U.S. branch of a foreign corporation on the interest on bonds otherwise exempt from tax.

     The Code provides that a portion of social security benefits is includible in taxable income for taxpayers whose "modified adjusted gross income" combined with a portion of their social security benefits exceeds a base amount. The base amount is $32,000 for a married couple filing a joint return, zero for married persons filing separate returns and not living apart at all times during the year and $25,000 for all others. Interest on tax-exempt bonds is added to adjusted gross income for purposes of determining whether an individual's income exceeds this base amount.

     Certain S corporations, with accumulated earnings and profits from years in which they were subject to regular corporate tax, may be subject to tax on tax-exempt interest.

     If borrowed funds are used by a Holder to purchase or carry Units of the Trust, interest on such indebtedness will not be deductible for federal income tax purposes. Fees and expenses of the Trust will also not be deductible. Under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Similar rules are applicable for purposes of state and local taxation.

     After the end of each calendar year, the Trustee will furnish to each Holder an annual statement containing information relating to the interest received by the Trust on the Bonds, the gross proceeds received by the Trust from the disposition of any Bond (resulting from redemption or payment at maturity of any Bond or the sale by the Trust of any Bond) and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Holder and to the Internal Revenue Service. Holders are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year.

EXPENSES AND CHARGES

     Initial Expenses. At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing each Trust with a Date of Deposit prior to June 22, 1995, including the cost of the initial preparation and execution of the Trust Agreement, initial preparation and printing of the certificates for Units, the fees of the Evaluator during the initial public offering, legal expenses, advertising and selling expenses and other out-of-pocket expenses. All or some portion of the expenses incurred in establishing each Trust with a Date of Deposit on or after June 22, 1995, including the cost of the initial preparation of documents relating to a Trust, federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses have been paid by the Trust and amortized over five years. All or some portion of the expenses incurred in establishing each Trust with a Date of Deposit on or after July 1, 1998, including the cost of the initial preparation of documents relating to a Trust, federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses have been paid by investors who were Holders as of the close of the initial public offering period. For Trusts with a Date of Deposit on or after July 1, 1998, the estimated organization costs were paid on a pro rata per Unit basis as part of the public offering price during the initial offering period. The estimated organization costs were then paid to the Sponsor from the assets of the Trust at the close of the initial public offering period. To the extent that actual organization costs were less than the estimated amount, only the actual organization costs were deducted from the assets of a Trust. To the extent that actual organization costs were greater than the estimated amount, only the estimated organization costs added to the Public Offering Price were reimbursed to the Sponsor. Any balance of the costs incurred in establishing a Trust, as well as advertising and selling expenses and other out-of-pocket expenses, will be paid at no cost to the Trusts.

     Fees. The Trustee's, Evaluator's and Sponsor's fees are set forth under the Summary of Essential Information. The
Trustee receives for its services as Trustee payable in monthly installments, the amount set forth under Summary of Essential Information. The Trustee's fee is based on the principal amount of Bonds contained in the Trust during the preceding month.
The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

     The Evaluator's fee, which is earned for Bond evaluations, is received for each evaluation of the Bonds in a Trust as set forth under Summary of Essential Information.

     The Sponsor's fee, which is earned for trust supervisory services, is based on the largest number of Units outstanding during the year. The Sponsor's fee, which is not to exceed the maximum amount set forth under Summary of Essential
Information, may exceed the actual costs of providing supervisory services for the Trust. However, at no time will the total amount the Sponsor receives for trust supervisory services rendered to all series of Tax Exempt Securities Trusts in any calendar year exceed the aggregate cost to it of supplying these services in that year. In addition, the Sponsor may also be reimbursed for bookkeeping or other administrative services provided to the Trust in amounts not exceeding its cost of providing those services. The Sponsor's fee has been incurred by Portfolios that have come into existence after August 14, 1991, beginning with Series 345, initially, and each Series in existence thereafter.

     The fees of the Trustee, Evaluator and Sponsor may be increased without approval of Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States
Department of Labor.

     Other Charges. The following additional charges are or may be incurred by a Trust: all expenses of the Trustee (including fees and expenses of counsel and auditors) incurred in connection with its activities under the Trust Agreement, including reports and communications to Holders; expenses and costs of any action undertaken by the Trustee to protect a Trust and the rights and interests of the Holders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a Trust. To the extent lawful, the Trust will also pay expenses associated with updating the Trust's registration statements and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. Any payments received by the Sponsor reimbursing it for payments made to update Trusts' registration statements will not exceed the costs incurred by the Sponsors.

     The Trusts shall further incur expenses associated with all taxes and other governmental charges imposed upon the Bonds or any part of a Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fee, when paid by or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses. All direct distribution expenses of the Trusts (including the costs of maintaining the secondary market for the Trusts), such as printing and distributing prospectuses and preparing, printing and distributing any advertisements or sales literature, will be paid at no cost to the Trusts.

PUBLIC OFFERING

Offering Price

     The Public Offering Price of the Units of each Trust is determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds per Unit a sales charge equal to the percentage of the Public Offering Price indicated for the Trust in Part A, "Summary of Essential Information." The aggregate bid price of the underlying Bonds may be expected to be less than the aggregate offering price of the Bonds. A proportionate share of accrued and undistributed interest on the Bonds in a Trust at the date of delivery of the Units of such Trust to the purchaser is also added to the Public Offering Price.

     Units held in the name of the spouse or child under the age of 21 of the purchaser are deemed to be registered in the name of the purchaser for purposes of calculating the applicable sales charge.

     Units of a Trust are available to certain employees of the Sponsor, pursuant to employee benefit plans, at a Public Offering Price equal to the Evaluator's determination of the aggregate bid price of Bonds of a Trust per Unit plus a sales charge of .50% of the Public Offering Price. Sales through such plans to employees of the Sponsor require less selling effort and selling expenses than sales to the general public. Participants in the Smith Barney Asset OneSM Program may purchase Units of the Trust at a Public Offering Price equal to the Evaluator's determination of the aggregate bid price of the Bonds of a Trust per Unit. Participants in the Smith Barney Asset OneSM Program are subject to certain fees for specified securities brokerage and execution services.

Method of Evaluation

     The aggregate bid price of the Bonds (which is used to calculate the price at which the Sponsor repurchases and sells Units in the secondary market and the Redemption Price at which Units may be redeemed) will be determined by the Evaluator (1) on the basis of the current bid prices for the Bonds, (2) if bid prices are not available for any Bonds, on the basis of current bid prices of comparable securities, (3) by appraisal, or (4) by any combination of the above. Such determinations will be made each business day as of the Evaluation Time set forth in the "Summary of Essential Information" of Part A, effective for all sales made subsequent to the last preceding determination. The term "business day," as used herein, shall exclude Saturdays, Sundays and any day on which the New York Stock Exchange is closed. The difference between the bid and offering prices of the Bonds may be expected to average approximately 11/2% of principal amount. In the case of actively traded securities, the difference may be as little as 1/2 of 1%, and in the case of inactively traded securities, such difference will usually not exceed 3%. The price at which Units may be repurchased by the Sponsor in the secondary market could be less than the price paid by the Unit holder.

Distribution of Units

     Units acquired in the secondary market may be offered by this Prospectus at the Public Offering Price determined in the manner provided above. The Sponsor will allow a discount on Units sold to members of the National Association of Securities Dealers, Inc. Such discount is subject to change from time to time.

     Sales will be made only with respect to whole Units, and the Sponsor reserve the right to reject, in whole or in part, any order for the purchase of Units. A purchaser does not become a Holder or become entitled to exercise the rights of a Holder (including the right to redeem its Units) until payment has been made for such Units. Generally, such payment must be made within five business days after an order for the purchase of Units has been placed. The price paid by a Holder is the Public Offering Price in effect at the time its order is received, plus accrued interest. This price may be different from the Public Offering Price in effect on any other day, including the day on which the Unit holder pays for the Units.

Market for Units

     While the Sponsor is not obligated to do so, its intention is to maintain a market for the Units of a Trust and to continuously offer to purchase such Units at prices based upon the aggregate bid price of the underlying Bonds. The Sponsor may cease to maintain such a market at any time and from time to time without notice if the supply of Units of a Trust exceeds demand, or for any other reason. In this event the Sponsor may nonetheless purchase Units, at prices based on the current Redemption Price of those Units. In the event that a market is not maintained for the Units of a Trust, a Holder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the Redemption Price.

Exchange Option

     Holders may exchange their Units of a series for units of any series of Tax Exempt Securities Trust (the "Exchange
Trust") available for sale in the state in which the Holder resides. Such exchange will be at a Public Offering Price for the Units of the Exchange Trust to be acquired based on a fixed sales charge of $25 per unit. The terms of the Exchange Option will also apply to Holders who wish to exchange Units of an Exchangeable Series for Units of a Trust of this Series. The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Holders. Therefore, there is no assurance that the Exchange Option will be available to a Holder. Exchanges will be effected in whole units only. If the proceeds from the Units being surrendered are less than the cost of a whole number of Units being acquired, the exchanging Holder will be permitted to add cash in an amount to round up to the next highest number of whole Units.

     An exchange of Units pursuant to the Exchange Option for units of an Exchange Trust or Units of an Exchangeable
Series for Units of a Trust will generally constitute a taxable event under the Code, i.e., a Holder will recognize a gain or loss at the time of exchange. However, an exchange of Units of this Trust for units of any other series of the Tax Exempt Securities Trust, or Units of an Exchangeable Series for Units of a Trust of this Series, which are grantor trusts for U.S. federal income tax purposes will not constitute a taxable event to the extent that the underlying securities in each trust do not differ materially either in kind or in extent. Holders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

     Units of the Exchange Trust or a Trust of this Series will be sold under the Exchange Option at the bid prices (for trusts being offered in the secondary market) and offer prices (for trusts being offered in the primary market) of the underlying securities in the particular portfolio involved per Unit plus a fixed charge of $25 per Unit. Sales for dealers will be made at prices which represent a concession. The amount of the concession will be established at the time of sale by the Sponsor. As an example, assume that a Holder, who has three Units of a trust with a current price of $1,020 per Unit based on the bid prices of the underlying securities, desires to exchange his Units for Units of a series of an Exchange Trust with a current price of $880 per Unit based on the bid prices of the underlying securities. In this example, the proceeds from the Holder's Units will aggregate $3,060. Since only whole units of an Exchange
Trust or a Trust of this Series may be purchased under the Exchange Option, the Holder would be able to acquire three
Units in the Exchange Trust for a total cost of $2,715 ($2,640 for the Units and $75 for the sales charge) and would receive the remainder of his proceeds ($345) in cash. The Holder, at his option, could also decide to add $560 ($535 for the Unit and $25 for the sales charge) to the remaining cash balance and purchase another Unit of the Exchange Trust as explained in the first paragraph of this section.

Reinvestment Programs

     Distributions of interest and principal are made to Holders monthly. The Holder has the option of either receiving a monthly income check from the Trustee or participating in one of the reinvestment programs offered by the Sponsor provided such Holder meets the minimum qualifications of the reinvestment program and such program lawfully qualifies for sale in the jurisdiction in which the Holder resides. Upon enrollment in a reinvestment program, the Trustee will direct monthly interest distributions and principal distributions to the reinvestment program selected by the Holder. Since the Sponsor has arranged for different reinvestment alternatives, Holders should contact the Sponsor for more complete information, including charges and expenses. The appropriate prospectus will be sent to the Holder. The Holder should read the prospectus for a reinvestment program carefully before deciding to participate. Participation in the reinvestment program will apply to all Units of a Trust owned by a Holder and may be terminated at any time by the Holder, or the program may be modified or terminated by the Trustee or the program's Sponsor.
Sponsor's and Underwriters' Profits

     The Underwriters receive a commission based on the sales charge of a particular Trust as adjusted pursuant to the agreement among Underwriters. The Sponsor receives a gross commission equal to the applicable sales charge for any Units they have underwritten and receive the difference between the applicable sales charge and the Underwriter's commission for the remainder of the Units. In addition, the Sponsor may realize profits or sustain losses in the amount of any difference between the cost of the Bonds to a Trust and the purchase price of such Bonds to the Sponsor. Under certain circumstances, an Underwriter may be entitled to share in such profits, if any, realized by the Sponsor. The Sponsor may also realize profits or sustain losses with respect to Bonds deposited in a Trust which were acquired from its own organization or from underwriting syndicates of which it was a member.

     In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which they buy such Units and the price at which they resell or redeem such Units.

RIGHTS OF HOLDERS

Certificates

     Ownership of Units of the respective Trust is evidenced by registered certificates executed by the Trustee and the Sponsor. A Certificate is transferable by presentation and surrender of the Certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

     Certificates may be issued in denominations of one Unit or any multiple thereof. A Holder may be required to pay $2.00 per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Holder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

Distribution of Interest and Principal

     Interest and principal received by a Trust will be distributed on each monthly Distribution Date on a pro rata basis to Holders in such Trust as of the preceding Record Date. All distributions will be net of applicable expenses and funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Holders on previous Distribution Dates.

     The Trustee will credit to the Interest Account of a Trust all interest received by such Trust, including that part of the proceeds of any disposition of Bonds of such Trust which represents accrued interest. Other receipts will be credited to the Principal Account of a Trust. The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit of a Trust will be computed by the Trustee each month as of the Record Date. Proceeds received from the disposition of any of the Bonds subsequent to a Record
Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to Holders as of each Record Date will be made on the following Distribution
Date or shortly thereafter. Such distributions shall consist of an amount substantially equal to one-twelfth of such Holders' pro rata share of the estimated annual income to the Interest Account after deducting estimated expenses (the "Monthly Income Distribution") plus such Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase
Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $5.00 per Unit. The Monthly Income Distribution per Unit will be in the amount shown under Summary of Essential Information for a Trust. The Monthly
Income Distribution will change as the income and expenses of such Trust change and as Bonds are exchanged, redeemed, paid or sold.

     Normally, interest on the Bonds is paid on a semi-annual basis. Because Bond interest is not received by a Trust at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the amount credit to the Interest Account as of the Record Date. In order to eliminate fluctuations in Monthly Income Distributions resulting from such variances, the Trustee is required by the Trust Agreement to advance such amounts as may be necessary to provide Monthly
Income Distributions of approximately equal amounts.  The
Trustee will be reimbursed, without interest, for any such advances from funds available from the Interest Account on the next ensuing Record Date. If all or a portion of the Bonds for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup such advances by reducing the amount distributed per Unit in one or more Monthly Income Distributions. If Units are redeemed subsequent to such advances by the Trustee, each remaining Holder will be subject to a greater pro rata reduction in his Monthly Income
Distribution. To the extent it is unable to recoup advances from the Interest Account, the Trustee is also entitled to withdraw from the Principal Account. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Holders and are available for use by JPMorgan Chase Bank pursuant to normal banking procedures. The Trustee is entitled to the benefit of any reasonable cash balances in the Interest and Principal Accounts. Because of the varying interest payment dates of the Bonds, accrued interest may at any point in time be greater than the amount of interest distributed to Holders. This excess accrued but undistributed interest amount will be added to the value of the Units on any purchase made after the Date of Deposit. If a Holder sells or redeems all or a portion of his Units, a portion of his sale proceeds will be allocable to his proportionate share of the accrued interest. Similarly, if a Holder redeems all or a portion of his Units, the Redemption Price per Unit which he is entitled to receive from the Trustee will also include his accrued interest on the Bonds.

     As of the first day of each month the Trustee will deduct from the Interest Account of a Trust amounts necessary to pay the expenses of such Trust. To the extent there are not sufficient funds in the Interest Account to pay Trust expenses, the Trustee is also entitled to withdraw from the Principal Account. The Trustee also may withdraw from the accounts such amounts it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee returns any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee.

Reports and Records

     The Trustee shall furnish Holders in connection with each distribution a statement of the amount of interest and the amount of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. In the event that the issuer of any of the Bonds fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a monthly distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the issuer and the Bonds, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate principal amount of Bonds which such Bond represents and information regarding any disposition or legal action with respect to such Bond. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Holder of record, a statement (1) as to the Interest Account: interest received, deductions for payment of applicable taxes and for fees and expenses of a Trust, redemptions of Units and the balance remaining after such distributions and deductions, expressed as a total dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (excluding any portion representing interest), deductions for payments of applicable taxes and for fees and expenses of a Trust, redemptions of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account. The accounts of a Trust shall be audited not less frequently than annually by independent auditors designated by the Sponsor and the report of such auditors shall be furnished by the Trustee to Holders upon request.

     The Trustee shall keep available for inspection by Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee including records of the names and addresses of Holders, certificates issued or held, a current list of Bonds in the Portfolio of a Trust and a copy of the Trust Agreement.

Redemption of Units

     Units may be tendered to the Trustee for redemption at its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245, upon payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

     Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer.
Holders must sign exactly as their name appears on the face of the certificate with the signature guaranteed by an officer of a national bank or trust company or by a member of either the New York, Midwest or Pacific Stock Exchange. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

     Within seven calendar days following such tender, the Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading.

     Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account.
The Trustee is empowered to sell Bonds in order to make funds available for redemption. Such sales could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of a Trust will be reduced.

     The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the underlying Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted.

     Computation of Redemption Price per Unit.  The
Redemption Price per Unit of a Trust is determined by the Trustee on the basis of the bid prices of the Bonds in such Trust as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit of a Trust is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Bonds in such Trust on the bid side of the market (determined by the Evaluator as set forth below), (2) cash on hand in such Trust (other than funds covering contracts to purchase Bonds) and accrued and unpaid interest on the Bonds as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of such Trust, (b) the accrued expenses of such Trust and (c) cash held for distribution to Holders of such Trust of record as of a date prior to the evaluation. As of the close of the initial public offering period the Redemption Price per Unit was reduced to reflect the organization costs per Unit of a Trust. To the extent that actual organization costs were less than the estimated amount, only the actual organization costs were deducted from the Assets of a Trust.

     Purchase by the Sponsor of Units Tendered for Redemption. The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor maintains a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, will purchase any Units tendered to the Trustee. Such a purchase by the Sponsor will be at the price so bid by making payment to the Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee.

     The offering price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. Any profit resulting from the resale of such Units will belong to the Sponsor. The Sponsor will likewise bear any loss resulting from a lower offering or redemption price subsequent to their acquisition of such Units.

SPONSOR

     Salomon Smith Barney Inc. ("Salomon Smith Barney"), a New York corporation, was originally incorporated in Delaware in 1960 and traces its history through predecessor partnerships to 1873. On September 1, 1998, Salomon Brothers,
Inc. merged with and into Smith Barney Inc. ("Smith Barney") with Smith Barney surviving the merger and changing its name to Salomon Smith Barney Inc. The merger of Salomon Brothers
Inc. and Smith Barney followed the merger of their parent companies in November 1997. Salomon Smith Barney, an investment banking and securities broker-dealer firm, is a member of the New York Stock Exchange, Inc. and other major securities and commodities exchanges, the National Association of Securities Dealers, Inc. and the Securities Industry
Association. Salomon Smith Barney is an indirect wholly-owned subsidiary of Citigroup Inc. Salomon Smith Barney or an affiliate is investment adviser, principal underwriter or distributor of 60 open-end investment companies and investment manager of 12 closed-end investment companies. Salomon Smith Barney also sponsors all Series of Corporate Securities Trust, Government Securities Trust, Harris, Upham Tax-Exempt Fund and Tax Exempt Securities Trust and most series of Defined
Asset Funds.

Limitations on Liability

     The Sponsor is liable for the performance of its obligations arising from their responsibilities under the Trust Agreement, but will be under no liability to Holders for taking any action or refraining from any action in good faith or for errors in judgment. The Sponsor shall not be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

     Although the Trusts are not actively managed as mutual funds are, the portfolios are reviewed periodically on a regular cycle. The Sponsor is empowered to direct the Trustee to dispose of Bonds when certain events occur that adversely affect the value of the Bonds. Such events include: default in payment of interest or principal, default in payment of interest or principal on other obligations of the same issuer, institution of legal proceedings, default under other documents adversely affecting debt service, decline in price or the occurrence of other market or credit factors, or decline in projected income pledged for debt service on revenue bonds and advanced refunding that, in the opinion of the Sponsor, may be detrimental to the interests of the Holders. The Sponsor intends to provide portfolio supervisory services for each Trust in order to determine whether the Trustee should be directed to dispose of any such Bonds.

     It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan. However, the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the judgment of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future.

     Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Holder, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in the preceding paragraph, the acquisition by a Trust of any securities other than the Bonds initially deposited in the Trust is prohibited.

Resignation

     If Sponsor resigns or otherwise fails or becomes unable to perform its duties under the Trust Agreement and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor or terminate the Trust Agreement and liquidate the Trusts.

TRUSTEE

     The Trustee is JPMorgan Chase Bank with its principal executive office located at 270 Park Avenue, New York, New
York 10017, and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. The
Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance
Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Bonds deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Bonds and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

     The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of a Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction.

Resignation

     By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement.
Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If no successor has accepted the appointment within thirty days after notice of resignation, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. EVALUATOR

     The Evaluator is Kenny S&P Evaluation Services, Inc., a division of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc., with main offices located at 65
Broadway, New York, New York 10006.

Limitations on Liability

     The Trustee, Sponsor and Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determination by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Holders for errors in judgment. But this provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

     The Trust Agreement requires the Evaluator to evaluate the Bonds of a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit of such Trust is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor.

Resignation

     The Evaluator may resign or may be removed by the joint action of the Sponsor and the Trustee. Should such removal occur, the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

AMENDMENT AND TERMINATION OF THE TRUST
AGREEMENT

Amendment

     The Sponsor and the Trustee have the power to amend the Trust Agreement without the consent of any of the Holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interests of the Holders. However, the Trust Agreement may not be amended to increase the number of Units issuable or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all Holders of the substance of such amendment.

Termination

     The Trust Agreement provides that if the principal
amount of Bonds is less than 50% of the principal amount of the Bonds originally deposited in such Trust, the Trustee may in its discretion and will, when directed by the Sponsor, terminate such Trust. A Trust may be terminated at any time by 100% of the Holders. However, in no event may a Trust continue beyond the Mandatory Termination Date set forth under "Summary of
Essential Information."   In the event of termination, written
notice thereof will be sent by the Trustee to all Holders. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the affected Trust. Then, after paying all expenses and charges incurred by such Trust, the Trustee will distribute to each Holder, upon surrender for cancellation of his certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Account of such Trust.

LEGAL OPINIONS

     Certain legal matters in connection with the Units offered hereby have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New
York 10022, as special counsel for the Sponsor.

AUDITORS

     The statements of financial condition and portfolios of securities, included in this Prospectus, have been audited by KPMG LLP, independent auditors, as indicated in their report with respect thereto and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

PERFORMANCE INFORMATION

     Sales material may compare tax-equivalent yields of long-term municipal bonds to long-term U.S. Treasury bonds and to the Bond Buyer Revenue Bond Index. Such information is based on past performance and is not indicative of future results. Yields on taxable investment are generally higher than those of tax-exempt securities of comparable maturity. While income from municipal bonds is exempt from federal income taxes, income from Treasuries is exempt from state and local taxes.
Since Treasuries are considered to have the highest possible credit quality, the difference in yields is somewhat narrower than if compared to corporate bonds with similar ratings and maturities.

BOND RATINGS

     All ratings shown under Part A, "Portfolio of Securities," except those identified otherwise, are by Standard &
Poor's.

Standard & Poor's

     A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees. The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

     The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation; and

III. Protection afforded by and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A summary of the meaning of the applicable ratings symbols as published by Standard & Poor's follows:

     AAA--This is the highest rating assigned by Standard &
Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and in the majority of instances they differ from AAA issues only in small degrees.

     A--Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher-rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

     BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC and
C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

     Conditional rating(s), indicated by "con" are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

Moody's Investors Service

     A brief description of the applicable Moody's Investors
Service's rating symbols and their meanings is as follows:

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note:  Those municipal bonds in the Aa, A, Baa, Ba and
B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, respectively. In addition, Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Although industrial Revenue Bonds and Environmental Control Revenue
Bonds are tax-exempt issues, they are included in the corporate bond rating system.

     Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the
      completion of some act or the fulfillment of some
condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Ratings

     A brief description of the applicable Fitch Ratings' rating symbols and their meanings is as follows:

     AAA--Bonds which are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds which are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA.

     A--Bonds which are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB-Bonds which are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that these bonds will fall below investment grade is higher than for bonds with higher ratings.

     A "+" or a "-" sign after a rating symbol indicates relative standing in its rating.

Duff & Phelps Credit Rating Co.

     A brief description of the applicable Duff & Phelps
Credit Rating Co., rating symbols and their meanings is as follows:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S.
Treasury debt.

     AA-High credit quality. Protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.

     A-Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

     BBB-Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     NR- Not rated (credit characteristics comparable to A or better on the Date of Deposit).

     A "+" or a "-" sign after a rating symbol indicates relative standing in its rating.

Prospectus
This Prospectus contains information concerning
the Trust and the Sponsor, but does not contain all
the information set forth in the registration
statements and exhibits relating thereto, which the
Trust  has filed with the Securities and Exchange
Commission, Washington, D.C. under the
Securities Act of 1933 and the Investment
Company Act of 1940, and to which reference is
hereby made.
_______________________________________
_______________________
Index:
Page
Summary of Essential Information
A-3
National Trust 251
Financial and Statistical Information
A-7
Report of Independent Auditors
A-7
Statement of Assets and Liabilities
A-8

Statements of Operations
A-8
Statements of Changes in Net Assets
A-9
Notes to Financial Statements
A-9
 8,000 Units
Portfolio of Securities
A-10
Tax Exempt Securities Trust
  1
  The Trust
  1

  Objectives
  1
  Portfolio
  1
Risk Factors
  2
PROSPECTUS
  The Units
13
Dated November 29, 2002
  Estimated Current Return and Estimated Long-
Term Return
 14
Taxes
 14
Expenses and Charges
16

Public Offering
18
  Offering Price
18
  Method of Evaluation
18
Sponsor:
  Distribution of Units
18
  Market for Units
19
SALOMON SMITH BARNEY INC.
  Exchange Option
19
  Reinvestment Programs
20
300 First Stamford Place, 4th Fl.
  Sponsor's and Underwriters' Profits
20
Stamford, CT   06902
Rights of Unit Holders
20
(800) 298-UNIT
  Certificates
20
  Distribution of Interest and Principal
20
  Reports and Records
21
Trustee:
  Redemption of Units
22
Sponsor
23
JPMORGAN CHASE BANK
  Limitations on Liability
23
  Responsibility
24
4 New York Plaza
  Resignation
24
New York, NY  10004
Trustee
24
(800) 354-6565
  Limitations on Liability
24
  Resignation
25
__________________________________
Evaluator
25
  Limitations on Liability
25
This Prospectus does not constitute an
  Responsibility
25
offer to sell, or a solicitation of an offer
  Resignation
25
to buy, securities in any state to any
Amendment and Termination of the Trust
Agreement
25
person to whom it is not lawful to make
  Amendment
25
such offer in such state.
  Termination
26
Legal Opinions
26
Auditors
26
Bond Ratings
26
  Standard & Poor's Corporation
26
  Moody's Investors Service
27
  Fitch Investors Service, Inc
28
  Duff & Phelps Credit Rating Co
29
------------------------------------------
No person is authorized to give any information
or to make any representations with respect to
this Trust, not contained in this Prospectus and
you should not rely on any other information.
The Trust is registered as a unit investment that
under the Investment Company Act of 1940.
Such registration does not imply that the Trust or
any of its Units have been guaranteed, sponsored,
recommended or approved by the United States
or any other state or any agency or office thereof.

         PART II

INFORMATION NOT REQUIRED IN
PROSPECTUS

 CONTENTS OF REGISTRATION
STATEMENT


     This Post-Effective Amendment to
the Registration Statement on Form
S-6 comprises the following papers
and documents:

        The facing Sheet on Form
S-6.

        The Prospectus.

        Consent of Independent
Auditors.

        Signatures.



     The following exhibits:

    4.1  Consent of KPMG LLP.

    4.2  Consent of the Evaluator.

           II-1
 Exhibit 4.1

     CONSENT OF COUNSEL

 The consent of counsel to the use of
their name in the Prospectus included in this
Post-Effective Amendment to the
Registration Statement ("Post-Effective
Amendment") is contained in their opinion
filed as Exhibit 3.1 to the Registration
Statement.
---------------------------

   CONSENT OF INDEPENDENT
AUDITORS

 We consent to the use of our report
dated June 10, 2002 included herein and to the reference to our firm under the heading
"AUDITORS" in the prospectus.




KPMG  LLP

New York, New York
October 15, 2002

         SIGNATURES

  Pursuant to the requirements of the
Securities Act of 1933, the registrant, Tax
Exempt Securities Trust, National Trust 251, certifies that it meets all the requirements for effectiveness of this Post-Effective
Amendment pursuant to Rule 485(b) under
the Securities Act of 1933 and has duly
caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the
15th day of October, 2002.


Signature appears on page II-3

  A majority of the members of the
Board of Directors of Salomon Smith Barney
Inc. have signed this Post-Effective
Amendment pursuant to Powers of Attorney authorizing the person signing this Post-
Effective Amendment to do so on behalf of such members. These Powers of Attorney were filed with the Securities and Exchange
Commission under the Securities Act of 1933 with the Registration Statement of Tax
Exempt Securities Trust, Appreciation Series
7, Registration No. 2-78499 and with the
Registration Statement of Tax Exempt
Securities Trust, Series 110, Intermediate
Term Series 15 and Short-Intermediate Term
Series 13, Registration Nos. 2-97179, 2-
95591 and 2-96184, respectively, with the Registration Statement of Tax Exempt
Securities Trust, Series 284, Amendment
No. 2, Registration No. 33-22777, with the
Registration Statement of Tax Exempt
Securities Trust, Series 295, Amendment
No. 1, Registration No. 33-26376, and with the Registration Statement of Tax Exempt
Securities Trust, Series 335, Amendment
No., Registration No. 33-37952.

SALOMON SMITH BARNEY INC.,
Depositor

By                    /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                 Authorized
Signatory)


By the following persons*, who
constitute the principal
officers and a majority of the directors of Salomon Smith
Barney Inc.:

NAME
TITLE

Deryck C. Maughan
Director
Michael A. Carpenter
Chief Executive Officer,
Chairman and Director
Michael J. Day
Comptroller

By                     /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                     Attorney-in-
Fact)





________
  *  Pursuant to Powers of Attorney
     filed as exhibits to Registration
     Statement Nos. 333-62533, 333-
     66875 and
 333-83588.

 Exhibit 4.2

55 Water Street, 45th Floor         Frank A.
                                    Ciccotto, Jr.
New York, NY   10041      Managing
                          Director
Tel   212-438-4417             E-Business
                               Services
Fax  212 438-7748
frank_ciccotto@standardandpoors.com


      Standard &
Poor's

                A Division of
The McGraw-Hill Companies





Salomon Smith Barney Inc.
388 Greenwich Street
New York, NY   10013


JP Morgan Chase Bank
4 Chase MetroTech Center, 3rd Floor
Brooklyn, New York   11245


 RE:  Tax Exempt Securities
      Trust, National Trust 251


Gentlemen:

 We have examined the post-
effective amendment to the Registration
Statement for the above mentioned trusts.
We hereby acknowledge that Kenny S&P
Evaluation Services, a division of J.J. Kenny
Co., Inc. is currently acting as the evaluator for the trusts. We hereby consent to the use in the Registration Statement of the references to Kenny S&P Evaluation
Services, a division of J.J. Kenny Co., Inc. as evaluator.

 In addition, we hereby confirm that
the ratings indicated in the Registration
Statement for the respective bonds
comprising the trust portfolio are the ratings indicated in our KENNYBASE database as of the date of the evaluation report.

 You are hereby authorized to file a
copy of this letter with the Securities and Exchange Commission.




           Sincerely,


           Frank A. Ciccotto

           Vice President